21 Income taxes (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
Income Taxes
Income before income taxes	R$ 335,054	R$ 186,937		R$ 98,722
Combined statutory income taxes rate - %	34.00%	34.00%		34.00%
Income taxes at statutory rates	R$ (113,918)	R$ (63,559)		R$ (33,565)
Reconciliation adjustments:
Tax effect on loss from entities not subject to taxation	(8,474)	(1,265)
PROUNI - Fiscal Incentive	120,851	73,397	[1]	30,564	[1]
Unrecognized deferred tax assets	(41,319)	(19,342)
Presumed profit income tax regime effect	(2,640)	351	[2]		[2]
Permanent adjustments	2,567
Tax effect over pre-acquisition losses	13,893
Other	1,973	(3,757)		(987)
Income taxes expense - current	R$ (27,067)	R$ (14,175)		R$ (3,988)
Effective rate	8.08%	7.58%		4.04%

[1]	The Company adhered to PROUNI, established by Law 11,096 / 2005, which is a federal program that exempt companies of paying income taxes and social contribution.
[2]	Brazilian tax law establishes that companies that generate gross revenues of up to R$ 78,000 in the prior fiscal year may calculate income taxes as a percentage of gross revenue, using the presumed profit income tax regime. The Company adopted this tax regime and the effect of the presumed profit of subsidiaries represents the difference between the taxation based on this method and the amount that would be due based on the statutory rate applied to the taxable profit of the subsidiaries.